Discontinued operations - Assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(ii) Assets and liabilities
Intangible assets	€ 67,565	€ 24,927	€ 3,632
Property, plant and equipment	103,378	66,052	23,137
Other non current assets	11,343	14,091	7,919
Trade and other receivables	148,418	54,009	18,609
Cash and cash equivalents	7,884	0	0
Other assets	11,953	9,138	8,244
Total assets classified as held for sale	23,406	0	0
Non-current lease liabilities	23,035	19,558	0
Other non-current liabilities	8,096	6,989	1,578
Trade and other liabilities	172,386	143,434	68,928
Current lease liabilities	6,401	5,826	0
Income tax payable	1,248	2,037	1,175
Deferred income	443,159	414,298	149,801
Liabilities associated with assets classified as held for sale	8,917	€ 0	€ 0
Fidelta d.o.o. (fee-for-service segment)
(ii) Assets and liabilities
Intangible assets	21
Property, plant and equipment	10,050
Other non current assets	160
Trade and other receivables	4,428
Cash and cash equivalents	7,884
Other assets	863
Total assets classified as held for sale	23,406
Non-current lease liabilities	4,115
Other non-current liabilities	70
Trade and other liabilities	3,649
Current lease liabilities	727
Income tax payable	356
Liabilities associated with assets classified as held for sale	8,917
Net assets	€ 14,488